Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Empower Real Estate Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Real Estate Index Fund (Institutional Class/MXSFX)
Average Annual Return, Percent	7.94%	3.09%	4.87%
Empower Real Estate Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Real Estate Index Fund (Investor Class/MXREX)
Average Annual Return, Percent	7.54%	2.73%		4.19%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%	12.74%	12.55%
Dow Jones U.S. Select REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Average Annual Return, Percent	8.10%	3.40%	5.21%	4.89%

[1]	Institutional Class inception date was May 1, 2015.